STOCK-BASED COMPENSATION PLANS Schedule of fair value of share options assumptions used (Details) - Stock options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.37%	0.73%	0.97%
Annual dividends per share	$ 0	$ 0	$ 0
Expected stock price volatility	55.00%	51.00%	44.00%
Expected option life (in years)	4 years	4 years	4 years
Average fair value of options granted (in dollars)	$ 11.09	$ 4.40	$ 10.64